Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com
Jamie M Gershkow Partner jgershkow@stradley.com 212.404.0654

May 4, 2022

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Emerge ETF Trust Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Emerge ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware.  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in five series: Emerge EMPWR Sustainable Dividend Equity ETF, Emerge EMPWR Sustainable Select Growth Equity ETF, Emerge EMPWR Sustainable Global Core Equity ETF, Emerge EMPWR Sustainable Emerging Markets Equity ETF, and Emerge EMPWR Unified Sustainable Equity ETF (each, a “Fund” and collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be non-diversified for purposes of the 1940 Act.  Please direct questions and comments relating to this filing to me at the above number.

Sincerely, /s/ Jamie Gershkow Jamie Gershkow, Esquire

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